Share-based awards - Summary of Movement in Non-Vested Share Options (Details) - Employee Stock Option - $ / shares	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Options Outstanding Number of Shares
Non-vested outstanding at beginning of period (in shares)	522,823
Granted (in shares)	97,112
Vested (in shares)	(233,861)
Forfeited (in shares)	(24,823)
Non-vested outstanding at end of period (in shares)	361,251
Weighted Average Exercise Price
Non-vested outstanding at beginning of period (USD per share)	$ 88.18
Granted (USD per share)	140.13
Vested (USD per share)	84.91
Forfeited (USD per share)	97.28
Non-vested outstanding at end of period (USD per share)	103.63
Weighted Average Grant Date Fair Value
Non-vested outstanding at beginning of period (USD per share)	26.41
Granted (USD per share)	43.43	$ 36.84
Vested (USD per share)	25.68
Forfeited (USD per share)	29.20
Non-vested outstanding at end of period (USD per share)	$ 31.26